Income Taxes (Tables)	12 Months Ended
Jan. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Net Loss Before Income Taxes

The components of net loss before income taxes were as follows:

	Year Ended January 31,
	2021	2020	2019
	(in thousands)
Domestic	$(197,908)	$(134,578)	$(108,663)
Foreign	1,082	475	695

Net loss before income taxes	$(196,826)	$(134,103)	$(107,968)

Schedule of Components of Provision for (Benefit from) Income Taxes

The components of the provision for (benefit from) income taxes were as follows:

	Year Ended January 31,
	2021	2020	2019
	(in thousands)
Current
Federal	$—	$—	$—
State	47	35	—
Foreign	151	189	119

Total current	$198	$224	$119

Deferred
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total deferred	—	—	—

Total provision for income taxes	$198	$224	$119

Schedule of Reconciliation of U.S. Federal Statutory Rate to Company's Effective Tax Rate

A reconciliation of the U.S. federal statutory rate to the Company’s effective tax rate was as follows:

	Year Ended January 31,
	2021	2020	2019
Tax at federal statutory rate	21.0%	21.0%	21.0%
Permanent differences	(0.6)%	(1.5)%	(0.8)%
Warrant Mark to Market	(7.8)%	(0.1)%	(0.1)%
Stock-based compensation	(0.2)%	(0.2)%	(0.2)%
Change in valuation allowance	(13.6)%	(21.1)%	(21.9)%
Research and development tax credits	1.1%	1.8%	1.9%

Effective tax rate	(0.1)%	(0.1)%	(0.1)%

Schedule of Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities as of January 31, 2021 and 2020 were as follows:

	Year Ended January 31,
	2021	2020
	(in thousands)
Deferred tax assets:
Net operating losses	$114,154	$105,663
Research & development credits	12,054	14,320
Deferred revenue	15,270	6,968
Accruals and reserves	$8,102	$6,692
Stock-based compensation	980	653
Operating lease liabilities	6,999	3,370

Total deferred tax assets	157,559	137,666

Less: valuation allowance	(150,991)	(134,337)
Deferred tax liabilities:
Depreciation and amortization	(375)	(489)
Operating lease right-of-use assets	(6,186)	(2,834)

Total deferred tax liabilities	(6,561)	(3,323)

Net deferred tax assets	$7	$6

Summary of Unrecognized Tax Benefits

The following table summarizes the activity related to unrecognized tax benefits as follows:

	Year Ended January 31,
	2021	2020	2019
	(in thousands)
Unrecognized tax benefits — beginning	$10,153	$6,884	$4,445
Gross decreases — prior period tax position	(3,620)	—	—
Gross increases — current period tax position	2,869	3,269	2,439

Unrecognized tax benefits — ending	$9,402	$10,153	$6,884